Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2023	Jun. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 1,047	$ 11,305
Restricted cash			30
Working capital			(14,900)
Net loss from continuing operations			(26,921)	(38,861)	$ (56,602)
Cash outflows			$ (10,264)	3,412	4,844
Time deposit maturity			1 year
Inventories provision			$ 3,017	1,924
Impairment loss of goodwill
Deferred revenue recognized			3,093
Revenue				5,738
Advertising expenditures included in sales and marketing expenses
Ownership exchange amount			5,217
Escrow shares			10,482
Fair value of share			5,217
Arbitration compensation			$ 9,161
Share-based compensation, percentage			70.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	190,168,698	298,406,545
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	15,895,015	18,681,481
Holu Hou Energy LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Subscriptions shares issued			$ 9,423
Advisor [Member]
Summary of Significant Accounting Policies [Line Items]
Subscriptions shares issued			$ 392